21. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of aging of accounts receivable
	December 31, 2018	December 31, 2017
	$	$
Not past due	136,423	251,693
Under 30 days past due	24,666	23,062
31 – 90 days past due	1,445	22,442
Over 90 days past due	30,921	128,087
	193,495	425,284